Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
Summary of stock option activities and related information
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic-value

Outstanding at the beginning of the year	836,514	$0.63
Granted*	688,288	$1.09
Options forfeited	(95,089)	$0.92

Outstanding at the end of the year	1,429,713	$0.83	$6.29	$240,986

Exercisable as of December 31	913,617	$0.78	$5.89	$197,977

(*)	Include 198,788 options that were granted in connection with the Digiflex acquisition, refer to Note 3 for additional information.

Summary of options granted outstanding and exercise prices
	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
*	230,425	5.4	230,425	5.4
0.45	63,097	2.7	63,097	2.7
0.92	937,403	6.6	421,307	6.1
*	37,924	3.3	37,924	3.3
0.03	102,096	9.8	102,096	9.8
0.34	8,020	6.1	8,020	6.1
4.72	1,068	4.2	1,068	4.2
5.05	2,769	4.2	2,769	4.2
5.73	37,623	4.3	37,623	4.3
6.23	9,648	7	9,648	7
	1,429,713		913,617

(*)	Represents an amount lower than $0.01.

Summary of stock based compensation
	Year Ended December 31,
	2017*	2016	2015

Cost of revenues	$-	$(99)	$107
Research and Development	17,956	8,828	2,597
Sales and Marketing	9,747	7,220	839
General and Administrative	108,431	36,440	5,245

	$136,134	$52,389	$8,788

*	On November 19, 2017 the Company provided an additional exercise period for a few employees. Such modification resulted in recording an additional $54,598 stock based compensation. Such amount is presented within the 2017 stock based compensation

Summary of outstanding warrants

Issuance date	Outstanding	Exercise price	Exercisable through
2009	117,209	(***)	Exit event
2013	59,384	$0.92	2023
2013	8,182	$0.92	(*)
2014	51,096	$1.50	(*)
2016	7,832	$1.50	(**)
2016	333	$0.75	(**)

	244,036

(*)	The earlier of: 5 years from the issuance date or the consummation of Initial Public Offering (“IPO”) or Merger and Acquisition (“M&A”) Transaction.

(**)	The earlier of: 2 years from the issuance date or the consummation of IPO or M&A Transaction

(***)	Represents an amount lower than $0.01